UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

July 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 97.2%
	Bermuda — 0.5%
5,400	Arch Capital Group (1)	288,630
22,900	Assured Guaranty	511,128
17,500	Axis Capital Holdings	755,125
7,300	Endurance Specialty Holdings	386,097
54,800	Marvell Technology Group	731,032
2,800	PartnerRe	292,208
9,700	RenaissanceRe Holdings	948,757
7,500	Validus Holdings	273,975
		4,186,952
	Canada — 2.2%
7,900	Agrium	720,191
21,600	Alimentation Couche Tard Class B	591,135
4,600	Allied Properties REIT	147,490
16,500	Artis REIT	235,314
29,400	BCE	1,331,473
1,700	Boardwalk REIT	101,188
14,800	Bonavista Energy	191,388
2,100	Bonterra Energy	116,214
42,100	Canadian Oil Sands Trust	899,261
14,900	Centerra Gold	77,482
1,900	Constellation Software	451,323
6,600	Corus Entertainment Class B	145,880
7,900	Dream Office REIT	210,261
12,700	Dundee Class A (1)	209,890
6,000	First Capital Realty	103,838
9,800	Freehold Royalties Trust	230,720
23,900	Genworth MI Canada	866,700
21,400	Great-West Lifeco	623,345
5,159	IAMGOLD (1)	19,068
12,400	Jean Coutu Group PJC Class A	245,532
42,200	Just Energy Group	228,349
26,000	Kinross Gold (1)	103,967
8,688	Linamar	472,985
6,200	Magna International Class A	665,803
28,400	Medical Facilities	440,970
600	Morguard	78,415
9,100	Morguard REIT	149,643
2,400	Northern Property REIT	64,383
1,800	Open Text	100,107
14,100	Pason Systems	359,370
11,500	Potash Corp. of Saskatchewan	408,277
15,500	Power Financial	499,537
11,800	RioCan REIT	293,066
36,200	Rogers Communications Class B	1,413,671
7,900	Savanna Energy Services	57,746
25,400	Shaw Communications Class B	622,450
7,400	Silver Wheaton	193,288
3,400	Stantec	215,722
16,700	Suncor Energy	685,705
26,100	Teck Resources Class B	625,481
15,200	Transcontinental Class A	193,912
11,400	Vermilion Energy	752,368
15,900	Westshore Terminals Investment	484,138
		16,627,046
	Ireland — 0.6%
28,752	Accenture Class A	2,279,458
2,900	Actavis (1)	621,354
4,300	Eaton	292,056
27,900	Seagate Technology	1,634,940
		4,827,808
	Israel — 0.1%
11,300	Teva Pharmaceutical Industries ADR	604,550

	Luxembourg — 0.0%
8,610	Magnachip Semiconductor (1)	120,626

	Netherlands — 0.4%
29,100	LyondellBasell Industries Class A	3,091,875
4,892	Yandex Class A (1)	148,130
		3,240,005
	Panama — 0.1%
5,600	Copa Holdings Class A	850,472

	Puerto Rico — 0.0%
1,025	Doral Financial (1)	5,217
8,400	Triple-S Management Class B (1)	145,152
		150,369
	Switzerland — 0.8%
28,000	ACE	2,802,800
16,800	Allied World Assurance Holdings	604,968
11,900	TE Connectivity	736,491
40,600	Transocean	1,637,804
		5,782,063
	United Kingdom — 0.4%
31,200	Delphi Automotive	2,084,160
10,800	Noble	338,796
15,300	Rowan Class A	466,956
		2,889,912
	United States — 92.1%
	Consumer Discretionary — 10.4%
7,000	Aaron’s	184,660
12,706	Amazon.com (1)	3,976,851

Shares		Value $
3,100	American Public Education (1)	110,670
7,000	Apollo Education Group Class A (1)	195,510
2,900	Arctic Cat	103,240
7,900	Autoliv	786,129
2,600	AutoZone (1)	1,344,278
17,400	Bed Bath & Beyond (1)	1,101,246
4,200	Buckle	186,900
5,200	Cato Class A	160,472
8,700	CBS Class B	494,421
2,000	Children’s Place	100,400
18,866	Coach	652,009
127,000	Comcast Class A	6,823,710
2,600	Darden Restaurants	121,550
2,500	Deckers Outdoor (1)	221,275
2,600	Dillard’s Class A	309,972
25,856	DIRECTV (1)	2,224,909
2,500	Discovery Communications Class A (1)	213,025
2,800	Dollar General (1)	154,644
19,700	Dollar Tree (1)	1,073,059
7,100	Foot Locker	337,463
114,500	Ford Motor	1,948,790
2,800	Fossil Group (1)	274,400
12,500	GameStop Class A	524,625
24,800	Gap	994,728
22,100	Garmin	1,216,384
27,200	General Motors	919,904
17,400	Gentex	502,860
8,400	Guess?	218,484
10,200	Hasbro	509,592
64,293	Home Depot	5,198,089
17,400	Johnson Controls	821,976
11,900	Kohl’s	637,126
23,000	Leggett & Platt	754,400
48,100	Lowe’s	2,301,585
8,800	Macy’s	508,552
40,000	Mattel	1,417,000
47,081	McDonald’s	4,451,979
1,400	McGraw-Hill	112,308
2,000	Michael Kors Holdings (1)	162,960
11,600	Newell Rubbermaid	376,768
40,200	Nike Class B	3,100,626
1,100	Nordstrom	76,153
21,500	Omnicom Group	1,504,785
800	O’Reilly Automotive (1)	120,000
2,200	Outerwall (1)	121,044
10,100	PetSmart	688,214
4,100	Polaris Industries	604,914
2,500	Priceline Group (1)	3,106,125
5,200	Ralph Lauren Class A	810,472
16,300	Regal Entertainment Group Class A	317,198
17,700	Ross Stores	1,139,880
12,200	Scripps Networks Interactive Class A	1,005,402
700	Sherwin-Williams	144,361
59,500	Staples	689,605
19,200	Starbucks	1,491,456
6,600	Steven Madden (1)	210,210
2,800	Strayer Education (1)	145,096
20,000	Target	1,191,800
27,145	Time Warner	2,253,578
21,000	TJX	1,119,090
6,300	TRW Automotive Holdings (1)	644,427
6,400	Tupperware Brands	465,792
61,200	Twenty-First Century Fox Class A	1,938,816
24,900	VF	1,525,623
26,600	Viacom Class B	2,199,022
79,372	Walt Disney	6,816,467
8,700	Whirlpool	1,240,968
1,200	Wynn Resorts	255,840
11,600	Yum! Brands	805,040
		80,460,907
	Consumer Staples — 8.4%
94,200	Altria Group	3,824,520
15,100	B&G Foods	423,857
21,100	Clorox	1,832,957
145,416	Coca-Cola	5,713,395
2,400	Coca-Cola Enterprises	109,080
25,882	Colgate-Palmolive	1,640,919
12,973	Costco Wholesale	1,524,847
41,517	CVS Caremark	3,170,238
19,900	Dr. Pepper Snapple Group	1,169,324
5,300	Energizer Holdings	608,228
56,000	General Mills	2,808,400
16,300	Kellogg	975,229
29,700	Kimberly-Clark	3,084,939
45,566	Kraft Foods Group	2,441,654
23,800	Kroger	1,165,724
20,600	Lorillard	1,245,888
7,300	Medifast (1)	209,583
34,400	Mondelez International Class A	1,238,400
11,700	Monster Beverage (1)	748,332
6,500	Nu Skin Enterprises Class A	381,485
58,824	PepsiCo	5,182,394
76,491	Philip Morris International	6,273,027
117,811	Procter & Gamble	9,109,146
18,800	Reynolds American	1,049,980
4,600	Sanderson Farms	419,014
46,500	Sysco	1,659,585
26,041	Walgreen	1,790,840
69,123	Wal-Mart Stores	5,086,070
2,900	Whole Foods Market	110,838
		64,997,893

Shares		Value $
	Energy — 10.1%
10,600	Alliance Resource Partners LP	532,226
10,100	Anadarko Petroleum	1,079,185
28,900	Apache	2,966,874
6,200	Arch Coal	18,414
7,500	Baker Hughes	515,775
27,500	Chesapeake Energy	725,175
91,128	Chevron	11,777,383
69,659	ConocoPhillips	5,746,867
8,500	CVR Energy	400,180
13,700	Devon Energy	1,034,350
21,200	Diamond Offshore Drilling	991,948
6,200	Dorchester Minerals LP	211,792
30,100	Ensco Class A	1,524,565
20,000	EOG Resources	2,188,800
198,390	ExxonMobil	19,628,707
18,237	Halliburton	1,258,171
7,400	Helmerich & Payne	786,324
15,600	Hess	1,544,088
16,400	HollyFrontier	770,964
13,300	Kinder Morgan Energy Partners LP	1,077,566
62,600	Marathon Oil	2,425,750
9,500	Marathon Petroleum	793,060
20,620	Murphy Oil	1,281,121
33,300	National Oilwell Varco	2,698,632
2,700	Noble Energy	179,523
38,033	Occidental Petroleum	3,716,204
32,479	Phillips 66	2,634,372
9,900	Renewable Energy Group (1)	110,880
60,272	Schlumberger	6,532,882
1,964	Seventy Seven Energy (1)	44,053
35,000	Valero Energy	1,778,000
14,100	Williams	798,483
		77,772,314
	Financials — 14.2%
1,800	Affiliated Managers Group (1)	358,650
46,600	Aflac	2,783,884
2,900	Agree Realty REIT	84,912
21,300	American Capital (1)	322,908
24,200	American Equity Investment Life Holding	535,788
26,127	American Express	2,299,176
19,200	American Financial Group	1,075,008
73,300	American International Group	3,810,134
8,500	Amerisafe	311,100
13,600	AmTrust Financial Services	579,904
9,400	Apollo Residential Mortgage REIT	153,220
532,050	Bank of America	8,113,762
10,100	Bank of New York Mellon	394,304
9,800	BB&T	362,796
60,900	Berkshire Hathaway Class B (1)	7,638,687
2,600	BlackRock Class A	792,298
13,300	BOK Financial	880,992
11,300	Broadridge Financial Solutions	456,181
18,900	Capital One Financial	1,503,306
2,500	Capital Southwest	87,600
8,400	Cash America International	372,876
111,400	Chimera Investment REIT	353,138
20,200	Chubb	1,751,542
161,142	Citigroup	7,881,455
10,200	Colony Financial REIT	225,930
4,300	CoreSite Realty REIT	140,438
29,700	CVB Financial	454,113
800	Diamond Hill Investment Group (1)	102,224
5,618	Discover Financial Services	343,035
14,600	Eaton Vance	512,898
7,500	EPR Properties REIT	404,250
19,000	Equifax	1,445,710
11,600	Extra Space Storage REIT	600,068
2,900	FactSet Research Systems	348,377
8,000	First Cash Financial Services (1)	451,280
2,200	First Citizens BancShares Class A	489,170
9,700	First Interstate BancSystem Class A	253,170
23,200	First Midwest Bancorp	375,840
17,300	FirstMerit	304,480
33,500	Franklin Resources	1,814,025
14,400	Glacier Bancorp	381,312
26,523	Goldman Sachs Group	4,585,031
13,100	Government Properties Income Trust REIT	305,885
8,000	HCC Insurance Holdings	373,440
4,300	HCI Group	171,570
37,200	HCP REIT	1,544,916
6,700	HFF Class A (1)	227,532
12,600	Horace Mann Educators	360,990
15,500	International Bancshares	392,925
9,800	Jack Henry & Associates	571,830
187,663	JPMorgan Chase	10,822,525
54,000	KeyCorp	731,160
25,800	Kimco Realty REIT	577,404
7,100	LTC Properties REIT	272,143
15,300	M&T Bank	1,858,950
13,000	MB Financial	350,220
23,700	MetLife	1,246,620
14,900	Montpelier Re Holdings	439,997
88,100	Morgan Stanley	2,849,154
6,000	National Health Investors REIT	358,740
38,600	National Penn Bancshares	397,580

Shares		Value $
909	National Western Life Insurance Class A	219,069
14,500	Omega Healthcare Investors REIT	529,830
30,800	Paychex	1,263,108
21,400	PNC Financial Services Group	1,766,784
4,800	Portfolio Recovery Associates (1)	283,008
37,000	Principal Financial Group	1,838,160
12,900	ProAssurance	562,827
3,300	Provident Financial Holdings	47,025
3,500	Prudential Financial	304,395
3,500	PS Business Parks REIT	288,750
900	Public Storage REIT	154,449
16,900	SEI Investments	605,358
9,600	Select Income REIT	266,400
7,563	Simon Property Group REIT	1,272,021
5,000	Sovran Self Storage REIT	383,600
4,700	StanCorp Financial Group	283,598
23,700	Symetra Financial	540,360
21,800	T. Rowe Price Group	1,692,988
21,900	Torchmark	1,155,006
12,100	Towne Bank	178,838
581	Travelers	52,034
3,200	Trico Bancshares	71,584
23,900	Trustco Bank	157,501
17,800	Trustmark	409,934
40,751	U.S. Bancorp	1,712,765
13,000	Universal Insurance Holdings	156,780
2,800	Urstadt Biddle Properties Class A REIT	57,372
1,000	Ventas REIT	63,500
8,100	Waddell & Reed Financial Class A	427,599
24,100	Washington Federal	505,136
228,172	Wells Fargo	11,613,955
2,500	World Acceptance (1)	202,700
24,100	Zions Bancorporation	694,562
		109,749,549
	Healthcare — 13.6%
28,833	Abbott Laboratories	1,214,446
92,990	AbbVie	4,867,096
23,737	Aetna	1,840,330
6,100	Alexion Pharmaceuticals (1)	969,839
40,426	Amgen	5,149,868
18,800	Amsurg Class A (1)	897,888
43,272	Baxter International	3,231,986
18,000	Becton Dickinson	2,092,320
11,800	Biogen Idec (1)	3,945,802
50,871	Bristol-Myers Squibb	2,575,090
17,000	Cardinal Health	1,218,050
46,000	Celgene (1)	4,008,900
6,600	Charles River Laboratories International (1)	357,786
6,600	Chemed	672,210
3,600	CIGNA	324,144
4,900	Computer Programs & Systems	322,518
1,500	Covance (1)	125,880
9,800	CR Bard	1,462,454
72,761	Eli Lilly	4,442,787
12,424	Express Scripts Holding (1)	865,332
78,504	Gilead Sciences (1)	7,187,041
1,900	Humana	223,535
200	Intuitive Surgical (1)	91,510
134,784	Johnson & Johnson	13,490,530
14,300	Laboratory Corp. of America Holdings (1)	1,482,767
7,900	Landauer	340,885
1,800	McKesson	345,348
67,903	Medtronic	4,192,331
159,907	Merck	9,073,123
2,600	Mettler-Toledo International (1)	668,564
13,300	Myriad Genetics (1)	480,130
4,100	National Healthcare	225,336
27,100	PDL BioPharma	254,198
340,647	Pfizer	9,776,569
40,200	Quality Systems	623,502
6,000	Quest Diagnostics	366,600
17,100	St. Jude Medical	1,114,749
30,199	Stryker	2,408,974
6,400	Taro Pharmaceutical Industries (1)	904,096
3,500	Techne	326,620
9,500	Thermo Fisher Scientific	1,154,250
8,100	U.S. Physical Therapy	283,014
5,100	United Therapeutics (1)	463,794
50,600	UnitedHealth Group	4,101,130
1,600	Varian Medical Systems (1)	131,440
8,408	Waters (1)	869,723
13,300	WellPoint	1,460,473
22,300	Zimmer Holdings	2,231,561
		104,856,519
	Industrials — 10.6%
35,735	3M	5,034,704
29,100	ADT	1,012,680
14,200	Alaska Air Group	624,374
8,400	Applied Industrial Technologies	407,064
3,000	Argan (1)	101,700
15,000	Babcock & Wilcox	465,600
24,200	Boeing	2,915,616
18,508	Caterpillar	1,864,681
19,300	Cintas	1,208,180
85,898	CSX	2,570,068

Shares		Value $
15,100	Cummins	2,104,789
41,300	Danaher	3,051,244
28,100	Deere	2,391,591
10,200	Delta Air Lines	382,092
8,000	Deluxe	440,080
20,700	Dover	1,775,232
3,500	Dun & Bradstreet	385,105
3,500	Engility Holdings (1)	120,960
14,600	Exelis	245,864
17,300	Expeditors International of Washington	747,014
13,500	FedEx	1,982,880
6,800	Flowserve	503,472
6,200	Forward Air	277,574
13,747	General Dynamics	1,605,237
387,089	General Electric	9,735,288
4,500	Graco	333,675
8,200	HNI	289,788
41,491	Honeywell International	3,810,119
7,000	Hubbell Class B	818,580
2,200	Hyster-Yale Materials Handling Class A	176,220
30,100	Illinois Tool Works	2,479,337
16,800	Kla-Tencor	1,201,032
800	L-3 Communications Holdings	83,968
9,600	Landstar System	634,848
9,700	Lincoln Electric Holdings	644,468
3,600	Lindsay	291,420
16,400	Lockheed Martin	2,738,308
7,000	MSC Industrial Direct Class A	597,030
25,793	Norfolk Southern	2,622,117
12,700	Northrop Grumman	1,565,529
2,000	Oshkosh	92,440
17,700	Parker Hannifin	2,034,615
6,200	Pitney Bowes	167,772
3,400	Precision Castparts	777,920
20,800	Raytheon	1,888,016
8,200	Robert Half International	398,930
14,800	Rockwell Automation	1,652,568
13,200	Rockwell Collins	967,164
15,200	Southwest Airlines	429,856
3,000	Standex International	197,850
47,600	Union Pacific	4,679,556
18,864	United Parcel Service Class B	1,831,506
42,695	United Technologies	4,489,379
4,400	Valmont Industries	640,772
71	Veritiv (1)	2,824
6,900	WABCO Holdings (1)	672,612
1,400	WW Grainger	329,210
4,000	Waste Management	179,560
		81,672,078
	Information Technology — 18.7%
3,800	Adobe Systems (1)	262,618
24,900	Analog Devices	1,235,787
290,073	Apple	27,722,277
10,300	Automatic Data Processing	837,493
38,100	Broadcom Class A	1,457,706
46,300	Brocade Communications Systems	426,423
42,000	CA	1,212,960
258,285	Cisco Systems	6,516,530
18,900	Citrix Systems (1)	1,280,097
21,600	Cognizant Technology Solutions Class A (1)	1,059,480
100,600	Corning	1,976,790
50,500	eBay (1)	2,666,400
10,800	Ebix	135,648
111,400	EMC	3,264,020
7,500	ExlService Holdings (1)	210,375
8,300	F5 Networks (1)	934,497
63,200	Facebook Class A (1)	4,591,480
12,649	Google Class A (1)	7,330,728
12,149	Google Class C (1)	6,944,368
109,933	Hewlett-Packard	3,914,714
245,574	Intel	8,322,503
41,894	International Business Machines	8,029,823
2,200	Intuit	180,334
10,300	j2 Global	503,876
21,300	Kulicke & Soffa Industries (1)	290,106
9,500	Lexmark International Class A	456,285
26,000	Linear Technology	1,147,510
36,700	MasterCard Class A	2,721,305
21,800	Maxim Integrated Products	638,958
14,900	Micron Technology (1)	455,195
356,150	Microsoft	15,371,434
43,000	NetApp	1,670,120
5,300	OmniVision Technologies (1)	118,720
172,081	Oracle	6,950,352
83,277	QUALCOMM	6,137,515
6,900	salesforce.com inc (1)	374,325
8,473	SanDisk	777,059
7,900	SolarWinds (1)	325,006
54,200	Symantec	1,282,372
1,500	Syntel (1)	129,555
9,200	Take-Two Interactive Software (1)	205,896
21,800	Teradata (1)	919,088
66,222	Texas Instruments	3,062,767
19,100	Visa ClassA	4,030,291
19,100	Vishay Intertechnology	281,343
7,600	VMware ClassA (1)	755,136

Shares		Value $
17,500	Western Digital	1,747,025
64,700	Western Union	1,130,309
29,300	Xilinx	1,205,109
15,200	Yahoo! (1)	544,312
		143,744,020
	Materials — 1.8%
1,600	Air Products & Chemicals	211,120
7,600	Albemarle	466,184
4,982	CF Industries Holdings	1,247,194
71,300	Dow Chemical	3,641,291
27,000	E.I. du Pont de Nemours	1,736,370
42,300	Freeport-McMoRan	1,574,406
12,000	FutureFuel	189,120
3,700	International Paper	175,750
15,240	Monsanto	1,723,492
10,700	Mosaic	493,377
19,400	Newmont Mining	483,254
1,300	PPG Industries	257,868
6,900	Praxair	884,166
4,200	Schweitzer-Mauduit International	171,486
6,500	Scotts Miracle-Gro Class A	345,800
1,500	Terra Nitrogen LP	219,765
		13,820,643
	Telecommunication Services — 2.6%
271,139	AT&T	9,649,837
8,700	Inteliquent	92,307
208,730	Verizon Communications	10,524,167
		20,266,311
	Utilities — 1.7%
4,500	American Electric Power	233,955
11,700	AmeriGas Partners	530,712
12,900	Dominion Resources	872,556
22,333	Duke Energy	1,610,879
46,471	Emerson Electric	2,957,879
15,200	Entergy	1,107,016
13,000	Exelon	404,040
3,600	National Fuel Gas	248,076
8,600	NextEra Energy	807,454
45,800	Public Service Enterprise Group	1,610,786
1,000	Sempra Energy	99,710
58,508	Southern	2,532,812
		13,015,875
	Total United States	710,356,109
	TOTAL COMMON STOCK (Cost $561,637,012)	749,635,912

	TOTAL INVESTMENTS — 97.2% (Cost $561,637,012)*	749,635,912

	OTHER ASSETS LESS LIABILITIES — 2.8%	21,384,014

	NET ASSETS — 100%	$771,019,926

(1) Denotes non-income producing security.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $560,378,931, and the unrealized appreciation and depreciation were $194,912,340 and $(5,655,359), respectively.

The open futures contracts held by the Fund at July 31, 2014, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index E-MINI	165	Sep-2014	$(201,599)

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Royal Bank of Canada	8/7/14	CAD	14,390,335	USD	13,430,686	$235,096
State Street Bank	8/7/14	USD	13,184,023	CAD	14,390,335	11,567
State Street Bank	9/4/14	CAD	14,390,335	USD	13,175,344	(11,153)
						$235,510

ADR — American Depositary Receipt

CAD — Canadian Dollar

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Global Multi-Cap Equity Fund

Schedule of Investments

July 31, 2014 (unaudited)

Shares		Value $
	COMMON STOCK — 98.6%
	Australia — 3.7%
3,629	ARB (2)	40,954
58,133	Ausdrill (2)	58,137
181,568	Beach Energy (2)	282,456
36,732	BHP Billiton (2)	1,304,221
40,465	Bradken (2)	168,164
22,644	Cabcharge Australia (2)	96,256
11,305	Cardno (2)	65,485
22,348	Collection House (2)	40,543
16,670	Decmil Group (2)	30,533
116,896	Downer EDI (2)	521,391
38,325	MACA	73,011
21,173	Macquarie Group (2)	1,133,169
215,352	Metcash (2)	581,733
58,132	Mineral Resources (2)	590,285
16,163	Monadelphous Group (2)	237,866
113,317	Myer Holdings (2)	236,602
49,561	NRW Holdings (2)	49,087
67,534	OZ Minerals (2)	287,106
9,238	Platinum Asset Management (2)	54,315
11,714	Programmed Maintenance Services (2)	30,605
16,087	RCR Tomlinson (2)	43,614
141,873	Resolute Mining (1) (2)	77,310
10,576	Rio Tinto (2)	642,425
72,534	Scentre Group REIT (1)	229,180
179,172	Seven West Media (2)	336,577
13,192	Sirtex Medical (2)	228,783
99,558	St. Barbara (1) (2)	9,991
258,145	Telstra (2)	1,309,080
5,752	Webjet	15,715
33,088	Woodside Petroleum (2)	1,298,834
9,145	Woolworths (2)	311,701
27,934	WorleyParsons (2)	460,123
7,714	Wotif.com Holdings (2)	23,685
		10,868,937
	Austria — 0.4%
4,447	CAT Oil (2)	84,998
3,925	Oesterreichische Post	184,188
9,755	OMV (2)	392,331
29,589	Verbund	556,676
		1,218,193
	Belgium (2) — 0.2%
2,945	Ageas	105,699
984	Barco	72,489
11,266	Belgacom	368,157
5,262	Nyrstar (1)	21,725
		568,070
	Bermuda — 0.9%
25,300	Assured Guaranty	564,696
19,500	Axis Capital Holdings	841,425
20,294	Catlin Group (2)	172,187
31,846	Lancashire Holdings	329,315
3,900	PartnerRe	407,004
4,400	RenaissanceRe Holdings	430,364
		2,744,991
	Brazil — 1.5%
19,929	Cia Energetica de Minas Gerais ADR	163,816
11,200	Cia Hering	105,052
21,600	Cia Paranaense de Energia ADR	335,664
12,300	Multiplus	180,265
5,600	Natura Cosmeticos	87,551
28,800	Petroleo Brasileiro ADR (1)	459,072
40,500	Petroleo Brasileiro Class A ADR (1)	681,210
68,500	Souza Cruz	636,767
18,700	Telefonica Brasil ADR	376,805
26,612	Tractebel Energia	398,813
71,800	Vale	1,030,122
		4,455,137
	British Virgin Islands (2) — 0.1%
32,038	Playtech	331,177

	Cambodia (2) — 0.1%
314,000	NagaCorp	275,193

	Canada — 2.4%
59,700	Canadian Oil Sands Trust	1,275,199
52,000	Centerra Gold	270,409
1,900	Constellation Software	451,323
3,400	Corus Entertainment Class B	75,150
5,800	Genworth MI Canada	210,329
13,800	Great-West Lifeco	401,970
51,500	IAMGOLD (1)	190,347
9,200	Jean Coutu Group PJC Class A	182,169
3,600	Potash Corp. of Saskatchewan	127,808
21,000	Rogers Communications Class B	820,085
43,700	Shaw Communications Class B	1,070,907
15,200	Sherritt International	62,453
12,000	Suncor Energy	492,723
26,300	Teck Resources Class B	630,274
12,400	Transcontinental Class A	158,191
6,500	Vermilion Energy	428,982
7,736	Yellow Media (1)	125,794
		6,974,113

Shares		Value $
	Cayman Islands (2) — 0.1%
53,600	Sands China	393,515

	Chile — 0.0%
52,203	AFP Habitat	67,076

	China — 1.3%
88,000	361 Degrees International (2)	20,574
666,000	Bank of China Class H (2)	318,274
490,000	Bank of Communications Class H (2)	375,441
3,100	Changyou.com ADR (1)	74,524
175,000	China Child Care (2)	51,484
385,000	China Construction Bank Class H (2)	294,571
668,000	China Lumena New Materials (1) (2) (3)	91,580
244,000	China Petroleum & Chemical Class H (2)	238,877
167,500	China Shenhua Energy Class H (2)	492,520
44,000	China Taifeng Beddings Holdings (1) (2)	7,795
86,400	China Zhongwang Holdings (2)	31,114
52,000	Harbin Electric Class H (2)	34,895
66,000	Kingsoft (2)	193,942
6,400	NetEase ADR	537,856
280,000	Pacific Online (2)	154,960
44,000	Pacific Textile Holdings (2)	55,141
100,000	Peak Sport Products (2)	26,611
39,000	Shenzhou International Group Holdings (2)	122,780
131,000	Sino-Ocean Land Holdings (2)	76,507
139,500	Soho China (2)	117,275
100,000	Travelsky Technology Class H (2)	90,273
6,000	WuXi PharmaTech Cayman ADR (1)	184,860
301,000	Xiwang Special Steel (2)	41,300
166,000	Yangzijiang Shipbuilding Holdings (2)	144,285
		3,777,439
	Czech Republic (2) — 0.2%
18,642	CEZ	527,630
177	Philip Morris CR	89,287
		616,917
	Denmark (2) — 0.6%
400	AP Moeller - Maersk Class B	932,528
3,045	Coloplast Class B	257,463
6,382	Novozymes Class B	315,586
2,910	Pandora	199,134
		1,704,711
	Finland (2) — 0.9%
10,881	Nokian Renkaat	376,738
37,902	Orion Class B	1,405,184
18,257	Sampo Class A	906,925
3,416	Tikkurila	86,327
		2,775,174
	France — 1.7%
16,498	BNP Paribas (2)	1,094,697
6,372	Boiron	484,982
6,125	Cie Generale des Etablissements Michelin (2)	671,908
14,673	CNP Assurances (2)	288,272
313	Eurofins Scientific (2)	93,323
149	Interparfums	4,838
23,025	Metropole Television (2)	422,350
5,608	Neopost (2)	393,753
12,599	Societe Generale (2)	632,499
11,762	Total (2)	758,585
		4,845,207
	Gabon (2) — 0.1%
286	Total Gabon	156,310

	Germany (2) — 1.1%
287	Amadeus Fire	20,464
2,345	BASF	242,693
2,035	Bertrandt	254,146
11,567	Commerzbank (1)	166,194
15,717	K+S	481,593
8,108	Merck KGaA	716,989
35,457	Suedzucker	621,117
16,345	Talanx	581,971
		3,085,167
	Greece — 0.0%
2,794	Aegean Airlines (1)	23,346

	Guernsey — 0.0%
2,000	Amdocs	90,680

	Hong Kong — 3.9%
105,839	Asian Citrus Holdings (1) (2)	22,267
148,000	Bolina Holding	53,280
286,000	Bonjour Holdings (2)	43,636
234,000	Champion REIT (2)	108,707
1,176,000	Champion Technology Holdings (2)	29,339
10,000	Cheung Kong Holdings (2)	193,195
178,000	China BlueChemical (2)	91,679

Shares		Value $
36,000	China Lilang (2)	23,623
148,000	China Mobile (2)	1,617,144
35,280	China Ocean Resources (1) (2)	40,810
771,000	CNOOC (2)	1,363,798
29,600	Dah Sing Financial Holdings (2)	167,969
315,000	Emperor Entertainment Hotel (2)	109,691
214,000	Emperor International Holdings (2)	54,814
591,000	Enerchina Holdings (1) (2)	18,240
1,290,000	Geely Automobile Holdings (2)	518,665
66,000	Giordano International (2)	38,612
27,000	Great Eagle Holdings (2)	97,502
218,000	Guangdong Investment (2)	244,477
14,300	Henderson Land Development (2)	90,707
80,000	Hongkong Land Holdings (2)	546,807
53,500	Hopewell Holdings (2)	185,822
446,000	Huabao International Holdings (2)	323,861
72,000	Hysan Development (2)	344,650
45,500	Kerry Properties (2)	166,077
990,000	Lai Sun Development (1) (2)	24,856
28,000	Luk Fook Holdings International (2)	86,964
118,000	Phoenix Satellite Television Holdings (2)	40,713
38,000	Ports Design	16,279
61,000	Prosperity REIT (2)	20,623
24,000	Shandong Luoxin Pharmacy Stock Class H (2)	32,667
350,000	Shenguan Holdings Group (2)	132,736
516,000	Shenzhen Investment (2)	178,332
888,000	Shougang Fushan Resources Group (2)	231,832
80,000	Shun Tak Holdings (1) (2)	40,816
388,000	Sino Biopharmaceutical (2)	332,553
180,000	Sino Land (2)	309,676
43,000	Sitoy Group Holdings (2)	29,783
101,000	SJM Holdings (2)	269,838
12,000	SOCAM Development (1) (2)	11,411
6,000	Soundwill Holdings (2)	10,815
45,000	Sun Hung Kai Properties (2)	683,067
309,000	SUNeVision Holdings (2)	107,892
32,000	Sunlight REIT (2)	13,678
42,000	Swire Pacific Class A (2)	540,757
142,000	Swire Properties (2)	462,938
27,000	Television Broadcasts	174,889
180,000	Tibet 5100 Water Resources Holdings	62,245
3,400	VTech Holdings	42,072
75,000	Wharf Holdings (2)	597,749
72,000	Wheelock (2)	363,040
40,000	Wynn Macau (2)	170,456
92,500	XTEP International Holdings (2)	39,409
		11,523,458
	Indonesia (2) — 0.8%
2,897,500	Adaro Energy	291,507
305,500	Harum Energy	54,854
30,000	Indo Tambangraya Megah	66,861
1,050,000	Perusahaan Gas Negara	528,513
1,408,000	Perusahaan Perkebunan London Sumatra Indonesia	252,161
3,777,500	Telekomunikasi Indonesia Persero	858,154
152,500	United Tractors	299,082
		2,351,132
	Ireland — 0.2%
2,595	Paddy Power (2)	183,232
9,100	Seagate Technology	533,260
		716,492
	Israel — 1.0%
23,734	Africa-Israel Investments (1) (2)	42,107
6,015	Babylon (1) (2)	7,912
266,140	Bezeq Israeli Telecommunication (2)	495,557
7,600	Check Point Software Technologies (1)	515,812
2,995	Delek Automotive Systems (2)	31,266
52,559	Israel Chemicals (2)	427,370
166,955	Israel Discount Bank Class A (1) (2)	290,844
1,337	Ituran Location and Control (2)	31,124
125,298	Migdal Insurance & Financial Holding (2)	200,542
7,518	Osem Investments (2)	176,442
11,000	Teva Pharmaceutical Industries ADR	588,500
		2,807,476
	Italy (2) — 0.8%
20,143	Autostrada Torino-Milano	308,223
22,933	Banca Popolare dell’Etruria e del Lazio (1)	21,597
13,207	DiaSorin	528,484
33,898	ENI	862,564
38,646	Recordati	637,877
		2,358,745
	Japan (2) — 10.1%
6,000	ABC-Mart	324,024
4,500	Ai Holdings	83,243
21,000	Aichi Steel	83,182
6,600	Ain Pharmaciez	307,337
600	Amiyaki Tei	21,867
4,200	Asahi Holdings	72,385
5,000	Asax	62,267
21,000	Atsugi	21,879
5,000	Bank of Nagoya	19,034

Shares		Value $
4,300	Bank of the Ryukyus	63,104
26,900	Bridgestone	970,831
36,800	Canon	1,203,922
21,000	Central Glass	72,965
1,000	Central Japan Railway	142,022
3,600	Chiba Kogyo Bank	27,203
1,100	Chudenko	17,644
10,000	Chugoku Marine Paints	75,698
1,800	Cleanup	16,508
1,200	Corona Class A	13,711
3,000	Daihatsu Diesel Manufacturing	18,874
17,000	Daihatsu Motor (1)	301,751
5,800	Daiichikosho	172,050
1,900	Daikoku Denki	32,641
9,000	Daisan Bank	15,719
31,000	Daishi Bank	113,989
5,000	Daishinku	18,529
21,000	Daito Bank	25,779
8,000	Daiwa Industries	55,682
14,068	Dena (1)	181,438
3,000	Dr Ci:Labo	105,472
46,600	Dynam Japan Holdings	124,801
4,000	Eidai	19,027
1,700	Elecom	43,390
10,600	FamilyMart	476,057
7,300	Fields	102,945
3,400	FJ Next	15,640
9,700	Foster Electric	128,054
19,000	Fuji Heavy Industries	541,829
13,700	FUJIFILM Holdings (1)	391,078
8,100	Fujikura Kasei	41,859
1,500	Fujimori Kogyo	53,468
1,400	Fujishoji	17,934
11,000	Fujitsu General	151,841
1,400	FuKoKu	13,193
5,200	Fukushima Industries	85,218
10,200	Funai Electric (1)	105,659
2,000	Fuyo General Lease	80,317
2,400	Gendai Agency	15,806
6,000	Geo	50,925
22,500	Gree (1)	177,639
33,400	GungHo Online Entertainment	188,035
12,000	Gunze	32,750
12,800	Gurunavi	240,110
15,000	Hachijuni Bank	92,212
1,600	Hagihara Industries	24,047
9,000	Higashi-Nippon Bank	23,917
27,000	Higo Bank	144,331
1,800	HI-LEX	49,450
4,300	Hirano Tecseed	39,362
6,000	Hokkoku Bank	20,185
35,000	Hoya (1)	1,133,250
11,000	Hyakugo Bank	44,122
23,000	Hyakujushi Bank	80,937
3,000	Imasen Electric Industrial	42,324
8,800	Inabata	82,990
2,000	Infocom	18,693
39,000	Inpex	578,006
86,000	Isuzu Motors	596,893
12,000	ITOCHU	152,793
3,100	Itochu Enex	22,551
16,000	Iwatsu Electric (1)	14,664
5,500	Japan Digital Laboratory	98,711
10,800	Japan Petroleum Exploration	408,471
10,700	Japan Tobacco	376,293
22,000	Juroku Bank	81,244
14,000	Kagoshima Bank	92,101
19,300	Kakaku.com (1)	326,634
21,000	Kaken Pharmaceutical	469,221
19,000	Kandenko	103,179
91,000	Kanematsu	162,819
2,000	Kato Sangyo	44,461
4,800	KDDI	275,918
12,800	Keihin	196,298
19,000	Keiyo Bank	95,754
15,400	Kimoto	45,654
13,000	Kinden	145,301
2,900	Kohnan Shoji	29,992
2,000	Konishi	43,225
5,400	Kura	143,236
12,000	Kurabo Industries	21,292
5,000	Kuraray	65,493
15,700	Kuroda Electric	259,866
7,000	Kyudenko	64,002
8,000	Maeda Road Construction	139,240
5,700	Megachips (1)	80,024
2,000	Meiko Network Japan	25,563
2,100	Mimasu Semiconductor Industry	18,827
9,300	Miraca Holdings	430,403
27,000	Mitsubishi Steel Manufacturing	59,128
87,300	Mitsubishi UFJ Financial Group	514,835
4,000	Mitsuboshi Belting	24,158
2,000	Mochida Pharmaceutical	136,475
6,000	Moonbat	11,967
1,000	Murakami	13,761
6,400	NAC	88,417
18,000	Namura Shipbuilding	164,711
7,900	Neturen	60,196
36,400	Nexon	351,176
39,000	NHK Spring (1)	381,928
1,300	Nihon Eslead	12,527
5,000	Nihon Parkerizing	110,370
24,000	Nippon Electric Glass	134,459
10,000	Nippon Konpo Unyu Soko	171,369

Shares		Value $
3,000	Nippon Pillar Packing	24,026
16,000	Nippon Piston Ring	34,474
16,000	Nippon Road	89,743
12,000	Nippon Seiki	235,789
24,000	Nippon Synthetic Chemical Industry	185,911
15,000	Nippon Telegraph & Telephone	996,065
23,000	Nissan Chemical Industries	421,618
6,200	Nisshin Fudosan	24,679
24,000	Nissin Electric	139,169
7,400	Nitori Holdings	415,664
7,000	Nittetsu Mining	30,116
6,400	Nitto Kogyo	133,838
21,400	North Pacific Bank	87,436
59,100	NTT DoCoMo	1,036,387
33,000	Ogaki Kyoritsu Bank	90,613
8,000	Oita Bank	29,037
1,700	Onoken	19,463
7,800	Oracle Japan	330,482
1,600	Oriental Land	300,458
25,800	Otsuka Holdings	821,545
1,900	Otsuka Kagu	18,250
1,600	Pal	45,203
10,600	Park24	194,461
2,900	Piolax	112,004
10,000	Renown (1)	11,641
5,000	Sakai Chemical Industry	15,892
1,600	San-A Class A	51,919
4,000	San-Ai Oil	30,384
29,000	San-In Godo Bank	206,347
5,300	Sanrio	152,754
7,000	Seika	18,425
14,000	Seino Holdings	150,517
75,000	Sekisui Chemical	899,284
5,000	Sekisui Jushi	68,146
1,000	Shaklee Global Group (1)	48,258
18,000	Shiga Bank	106,594
14,000	Shinagawa Refractories	33,279
5,800	Shin-Etsu Polymer	31,489
9,200	Shinko Electric Industries	81,789
7,000	Shiroki	14,489
2,500	Sinko Industries	27,998
9,600	Sintokogio	67,698
20,600	Skymark Airlines (1)	41,514
43,300	Sony Financial Holdings	709,143
2,900	St. Marc Holdings	158,172
29,000	Sumitomo Bakelite	115,069
7,000	Sumitomo Densetsu	82,456
3,600	Sundrug	161,624
3,000	Tachi-S Class S	50,421
6,000	Taihei Dengyo Kaisha	45,458
5,000	TBK	25,329
5,000	Teikoku Sen-I Class I	100,128
1,800	Tenma	28,148
1,900	TKC	40,191
38,000	Toagosei	160,103
2,900	Tocalo	49,536
5,000	Toho Bank	17,868
16,000	Tokai Carbon	45,770
10,900	Tokai Rika	227,458
1,840	Token	84,990
10,000	Tokuyama	34,247
4,200	Tokyo Ohka Kogyo	100,546
4,500	TOMONY Holdings	18,433
3,300	Toppan Forms	32,253
27,000	Topy Industries	56,018
57,000	Towa Bank	56,103
14,000	Toyo Kohan	81,172
4,800	Toyoda Gosei	97,481
28,200	Trend Micro (1)	1,003,848
6,800	TS Tech	193,643
5,000	Tsukada Global Holdings	34,809
7,000	Uchida Yoko	25,323
19,500	USS	340,656
4,000	Watanabe Sato	14,915
800	WDB Holdings	10,397
1,800	Welcia Holdings	115,253
500	Wowow	20,867
900	YAMADA Consulting Group	24,739
4,000	Yamanashi Chuo Bank	17,931
16,000	Yodogawa Steel Works	71,402
2,000	Yorozu	42,512
		29,747,011
	Kazakhstan (2) — 0.2%
24,762	KazMunaiGas Exploration Production JSC GDR	441,987
4,597	KCell JSC GDR	70,129
		512,116
	Liechtenstein — 0.0%
122	VP Bank	10,552

	Malaysia — 0.1%
58,261	Berjaya Sports Toto (2)	70,111
36,900	CB Industrial Product Holding (2)	55,256
21,000	Hartalega Holdings	43,432
165,000	Land & General (1) (2)	33,509
118,900	Padini Holdings	74,405
46,000	Petronas Chemicals Group (2)	95,396
47,500	UOA Development (2)	30,643
		402,752

Shares		Value $
	Mexico — 0.1%
157,700	Kimberly-Clark de Mexico Class A	400,095

	Netherlands — 0.9%
33,700	Aegon (2)	273,295
11,367	ArcelorMittal (2)	172,607
643	Exact Holding (2)	26,741
18,066	ING Groep (1) (2)	234,633
15,120	Koninklijke Ahold (2)	263,637
12,800	LyondellBasell Industries Class A	1,360,000
7,316	Yandex Class A (1)	221,529
		2,552,442
	Norway (2) — 1.3%
3,729	Kongsberg Gruppen	85,153
39,108	Statoil	1,117,495
39,670	Telenor	912,928
21,524	TGS Nopec Geophysical	610,456
21,739	Yara International	993,307
		3,719,339
	Panama — 0.3%
6,400	Copa Holdings Class A	971,968

	Peru — 0.1%
26,600	Cia de Minas Buenaventura ADR	311,486

	Philippines (2) — 0.0%
142,400	Aboitiz Power	119,908

	Poland (2) — 0.7%
15,036	Asseco Poland	200,016
12,027	Enea	58,410
26,165	KGHM Polska Miedz (1)	1,073,464
83,428	PGE	555,047
43,545	Tauron Polska Energia	70,689
		1,957,626
	Portugal (2) — 0.0%
24,356	Portucel	111,732

	Puerto Rico — 0.0%
4,600	Triple-S Management Class B (1)	79,488

	Russia — 1.2%
10,000	CTC Media (NASDAQ)	96,700
53,863	Gazprom ADR	394,546
5,789	Globaltrans Investment GDR	56,935
7,298	LUKOIL ADR	407,228
3,087	Mail.ru Group GDR (1) (2)	92,092
7,051	MegaFon OAO GDR (2)	196,269
29,017	MMC Norilsk Nickel ADR (2)	567,462
35,600	Mobile Telesystems ADR	638,308
64,800	Rosneft Oil GDR (2)	399,831
68,411	Surgutneftegas OAO ADR	470,668
7,900	Tatneft OAO ADR (2)	280,796
		3,600,835
	Singapore — 0.3%
25,000	CSE Global (2)	14,524
1,000	Great Eastern Holdings (2)	18,353
5,000	Hong Leong Finance	11,182
74,000	OSIM International (2)	169,749
54,000	Sabana Shari’ah Compliant Industrial REIT	44,585
26,000	Singapore Exchange (2)	146,677
71,000	UOL Group (2)	376,158
		781,228
	South Africa — 2.8%
9,754	African Rainbow Minerals (2)	180,912
73,612	AVI (2)	416,419
19,315	Coronation Fund Managers (2)	176,261
10,752	Gold Fields (2)	42,384
14,200	Gold Fields ADR	55,948
22,800	Harmony Gold Mining ADR (1)	69,084
12,767	Kumba Iron Ore (2)	446,436
6,725	Lewis Group	39,831
252,742	Life Healthcare Group Holdings (2)	1,037,143
225,980	MMI Holdings (2)	545,949
16,070	Mr Price Group (2)	303,506
64,102	MTN Group (2)	1,326,872
16,120	Reunert (2)	96,598
65,010	SA Corporate Real Estate Fund REIT	25,463
40,157	Sanlam (2)	227,775
12,638	Sasol (2)	729,002
41,411	Telkom (1) (2)	191,185
60,841	Truworths International (2)	425,987
110,476	Vodacom Group (2)	1,291,257
79,876	Woolworths Holdings (2)	616,796
		8,244,808
	South Korea (2) — 2.0%
533	Asia Holdings	71,315
3,970	Coway	342,208
1,585	Daelim Industrial	141,813
3,620	Dongsuh	67,830
5,560	Grand Korea Leisure	229,508
4,770	Halla Visteon Climate Control	235,220
5,720	Industrial Bank of Korea	84,809
25,470	KB Financial Group	994,971
22,984	Kia Motors	1,349,293

Shares		Value $
309	Korea Zinc	123,725
1,548	Samsung Electronics	2,003,444
7,840	Sungwoo Hitech	109,080
		5,753,216
	Spain (2) — 0.2%
4,170	Enagas	138,734
5,252	Red Electrica	451,299
		590,033
	Sweden — 1.2%
11,372	Atlas Copco Class A (2)	339,282
11,684	Axfood	595,531
5,879	Axis Communications (2)	184,578
1,898	Hexpol (2)	159,445
31,222	Industrivarden Class C (2)	580,368
3,586	Intrum Justitia (2)	109,733
1,008	Investment Oresund (1) (2)	22,662
13,879	Investor Class B (2)	498,936
1,676	Net Entertainment Class B (2)	41,714
10,255	Nolato Class B (2)	250,717
12,895	Swedish Match (2)	422,099
4,952	Unibet Group	241,563
		3,446,628
	Switzerland — 1.9%
14,900	ACE	1,491,490
7,601	Actelion (2)	912,925
78	APG SGA	24,891
34,698	Ferrexpo (2)	78,392
5,177	Nestle (2)	383,306
7,598	Roche Holding (2)	2,204,983
10,500	Transocean	423,570
		5,519,557
	Taiwan (2) — 1.3%
19,000	Alcor Micro	21,360
82,000	Catcher Technology	670,222
135,000	Faraday Technology	169,077
35,000	Flytech Technology	159,722
131,000	Formosan Rubber Group	125,282
27,000	Global Mixed Mode Technology	87,186
107,000	Grand Pacific Petrochemical	62,547
206,000	Greatek Electronics	265,639
76,000	Holtek Semiconductor	147,698
17,000	MediaTek	263,094
81,000	Novatek Microelectronics	410,079
14,000	PChome Online	144,034
36,000	Polytronics Technology	86,693
14,193	Radiant Opto-Electronics	58,951
36,000	Richtek Technology	207,671
44,000	Sigurd Microelectronics	46,801
16,600	Simplo Technology	90,085
18,000	Sinmag Equipment	103,221
79,000	Sonix Technology	135,523
37,000	Stark Technology	33,785
35,000	Taiwan Secom	93,995
15,000	Transcend Information	51,254
58,000	United Integrated Services	55,161
212,000	Vanguard International Semiconductor	303,373
		3,792,453
	Thailand — 1.2%
88,800	Advanced Info Service (2)	571,188
306,400	BEC World (2)	474,814
376,300	BTS Group Holdings (2)	99,700
273,600	Delta Electronics Thai NVDR (2)	526,039
70,600	Hana Microelectronics NVDR	81,351
30,100	MCOT (2)	24,034
31,600	PTT Exploration & Production (2)	159,200
102,100	PTT Exploratio & Production NVDR (2)	514,379
86,300	PTT NVDR (2)	854,728
285,800	TTW NVDR (2)	106,496
		3,411,929
	Turkey (2) — 0.6%
18,102	Aksa Akrilik Kimya Sanayii	64,974
213,016	Eregli Demir ve Celik Fabrikalari	449,151
3,616	Goodyear Lastikleri	142,617
93,204	Ipek Dogal Enerji Kaynaklari Ve Uretim (1)	108,439
68,238	Is Gayrimenkul Yatirim Ortakligi REIT	44,857
45,149	Koza Altin Isletmeleri	466,576
137,091	Koza Anadolu Metal Madencilik Isletmeleri (1)	161,515
76,927	Turk Telekomunikasyon	230,299
		1,668,428
	United Kingdom — 11.8%
11,428	Abcam (2)	76,640
95,291	Aberdeen Asset Management (2)	661,552
25,417	Admiral Group (2)	623,652
6,041	AMEC (2)	115,642
22,195	Amlin (2)	170,527
50,522	Anglo American (2)	1,356,822
22,790	Anglo American (South African Shares) (2)	614,432
130,165	Ashmore Group (2)	773,850
26,751	AstraZeneca (2)	1,953,270
76,174	Barclays (2)	288,753
36,740	Beazley (2)	150,892
44,035	BHP Billiton (2)	1,502,128

Shares		Value $
121,572	BP (2)	990,055
11,904	British American Tobacco (2)	697,367
103,841	British Sky Broadcasting Group (2)	1,537,050
11,705	Burberry Group (2)	278,329
131,435	Cairn Energy (1) (2)	390,040
110	Camellia	19,361
199,059	Centrica (2)	1,037,192
45,363	Cobham (2)	223,823
43,144	Dart Group	152,236
21,300	Delphi Automotive	1,422,840
10,170	Dunelm Group	142,769
71,417	GlaxoSmithKline (2)	1,721,066
12,401	Greggs (2)	109,282
36,920	Halfords Group (2)	297,927
17,030	Halma (2)	161,437
18,168	Highland Gold Mining	21,548
18,550	Hiscox	211,240
185,891	HSBC Holdings (2)	1,992,930
164,400	HSBC Holdings (Hong Kong Shares) (2)	1,761,177
23,928	IG Group Holdings (2)	245,814
22,230	IMI (2)	530,207
13,907	Imperial Tobacco Group (2)	602,091
22,117	ITE Group (2)	74,688
16,572	JKX Oil & Gas (1) (2)	11,992
29,146	Kazakhmys (1) (2)	159,097
340,531	Legal & General Group (2)	1,343,423
5,018	Micro Focus International (2)	71,809
29,071	Mitie Group (2)	149,261
2,773	Next (2)	316,489
15,342	Reckitt Benckiser Group (2)	1,354,357
6,688	Rotork (2)	311,266
236,447	Royal Bank of Scotland Group (1) (2)	1,409,336
84,064	Sage Group (2)	522,125
81,024	Senior (2)	358,494
51,128	Smith & Nephew (2)	879,901
10,357	Smiths Group (2)	222,245
2,361	Spectris (2)	75,945
8,377	Spirax-Sarco Engineering (2)	383,765
5,346	Ultra Electronics Holdings (2)	159,367
35,818	Unilever (2)	1,547,577
11,442	Verizon Communications (2)	577,644
6,688	Victrex (2)	180,384
2,705	Vitec Group (2)	25,822
341,647	Vodafone Group (2)	1,137,721
26,688	WH Smith (2)	507,889
15,085	William Hill (2)	89,414
4,537	WS Atkins (2)	101,728
		34,805,680
	United States — 38.3%
	Consumer Discretionary — 2.9%
1,400	American Public Education (1)	49,980
7,100	Apollo Education Group Class A (1)	198,303
8,292	Bed Bath & Beyond (1)	524,801
5,284	Buckle	235,138
1,100	Capella Education	70,356
11,733	Coach	405,492
8,900	DIRECTV (1)	765,845
2,400	Foot Locker	114,072
7,300	GameStop Class A	306,381
14,000	Gap	561,540
7,000	Guess?	182,070
7,600	Kohl’s	406,904
20,100	Mattel	712,042
7,200	McDonald’s	680,832
1,300	Meredith	59,696
3,800	Nike Class B	293,094
2,200	PetMed Express	30,140
6,800	PetSmart	463,352
1,200	Polaris Industries	177,048
457	Priceline Group (1)	567,800
1,700	Ralph Lauren Class A	264,962
2,100	Ross Stores	135,240
3,500	Scripps Networks Interactive Class A	288,435
41,300	Staples	478,667
3,900	TripAdvisor (1)	369,876
3,600	Tupperware Brands	262,008
		8,604,074
	Consumer Staples — 2.2%
11,000	Altria Group	446,600
6,600	Church & Dwight	423,588
10,800	General Mills	541,620
11,300	Kimberly-Clark	1,173,731
3,416	Lancaster Colony	298,388
7,400	Lorillard	447,552
7,300	Nu Skin Enterprises Class A	428,437
6,800	Philip Morris International	557,668
9,900	Reynolds American	552,915
30,900	Sysco	1,102,821
3,000	USANA Health Sciences (1)	191,550
4,500	Wal-Mart Stores	331,110
		6,495,980
	Energy — 3.4%
9,000	Alliance Resource Partners LP	451,890
5,100	Arch Coal	15,147
3,500	Chevron	452,340
11,700	ConocoPhillips	965,250
4,400	CVR Energy	207,152
17,300	Diamond Offshore Drilling	809,467
5,600	Dorchester Minerals LP	191,296

Shares		Value $
25,000	Ensco Class A	1,266,250
8,300	ExxonMobil	821,202
9,700	Helmerich & Payne	1,030,722
7,200	National Oilwell Varco	583,488
10,300	Occidental Petroleum	1,006,413
9,500	Oceaneering International	645,145
5,100	Renewable Energy Group (1)	57,120
10,000	Schlumberger	1,083,900
6,500	Valero Energy	330,200
		9,916,982
	Financials — 5.2%
27,000	Aflac	1,612,980
14,500	American Capital (1)	219,820
21,700	American Equity Investment Life Holding	480,438
5,000	American Financial Group	279,950
1,700	American International Group	88,366
5,700	Apollo Residential Mortgage REIT	92,910
14,700	Capital One Financial	1,169,238
8,100	Capital Southwest	283,824
1,700	Cash America International	75,463
3,600	CBOE Holdings	174,492
28,130	Citigroup	1,375,838
600	Diamond Hill Investment Group (1)	76,668
22,000	Discover Financial Services	1,343,320
12,800	Franklin Resources	693,120
11,200	Genworth Financial Class A (1)	146,720
10,428	Goldman Sachs Group	1,802,689
8,300	HCI Group	331,170
7,100	Horace Mann Educators	203,415
8,000	Imperial Holdings (1)	54,560
33,800	JPMorgan Chase	1,949,246
500	National Western Life Insurance Class A	120,500
4,900	Portfolio Recovery Associates (1)	288,904
8,100	ProAssurance	353,403
5,200	SEI Investments	186,264
28,600	Symetra Financial	652,080
3,500	T. Rowe Price Group	271,810
5,034	Tetragon Financial Group	53,033
9,400	Universal Insurance Holdings	113,364
3,000	Waddell & Reed Financial Class A	158,370
17,000	Western Union	296,990
4,300	World Acceptance (1)	348,644
		15,297,589
	Healthcare — 8.7%
36,084	AbbVie	1,888,636
5,269	Aetna	408,506
8,364	Amgen	1,065,490
9,800	Amsurg Class A (1)	468,048
100	Atrion	28,100
9,300	Baxter International	694,617
5,000	Becton Dickinson	581,200
2,400	Biogen Idec (1)	802,536
5,100	Cardinal Health	365,415
6,800	Chemed	692,580
3,300	Computer Programs & Systems	217,206
2,700	CorVel (1)	108,756
13,200	CR Bard	1,969,836
36,254	Eli Lilly	2,213,669
35,200	Enzon Pharmaceuticals (1)	37,664
15,200	Gilead Sciences (1)	1,391,560
5,000	Johnson & Johnson	500,450
3,700	Laboratory Corp. of America Holdings (1)	383,653
3,400	MEDNAX (1)	201,212
32,200	Medtronic	1,988,028
24,200	Merck	1,373,108
7,200	Meridian Bioscience	141,912
800	Mettler-Toledo International (1)	205,712
17,000	Myriad Genetics (1)	613,700
80,500	PDL BioPharma	755,090
33,200	Pfizer	952,840
14,500	Quality Systems	224,895
6,700	Quest Diagnostics	409,370
1,100	ResMed	56,914
5,100	St. Jude Medical	332,469
5,900	Taro Pharmaceutical Industries (1)	833,464
1,900	Techne	177,308
10,700	United Therapeutics (1)	973,058
18,800	UnitedHealth Group	1,523,740
5,100	Varian Medical Systems (1)	418,965
3,900	Waters (1)	403,416
2,700	Zimmer Holdings	270,189
		25,673,312
	Industrials — 5.2%
8,200	3M	1,155,298
2,600	Alaska Air Group	114,322
21,700	Babcock & Wilcox	673,568
2,200	Cummins	306,658
8,900	Deluxe	489,589
2,300	Dover	197,248
18,600	Emerson Electric	1,183,890
34,800	Exelis	586,032
2,400	Forward Air	107,448
15,500	Honeywell International	1,423,365
2,500	Hubbell Class B	292,350
5,500	Joy Global	325,930
5,500	Kla-Tencor	393,195
14,900	Lincoln Electric Holdings	989,956
7,600	Lockheed Martin	1,268,972
4,100	Northrop Grumman	505,407

Shares		Value $
9,900	Oshkosh	457,578
3,500	Parker Hannifin	402,325
9,500	Pitney Bowes	257,070
12,900	Raytheon	1,170,933
2,200	Rockwell Collins	161,194
4,200	SkyWest	44,898
11,400	Toro	676,362
11,800	Union Pacific	1,160,058
6,300	WABCO Holdings (1)	614,124
900	WW Grainger	211,635
		15,169,405
	Information Technology — 9.0%
23,600	Apple	2,255,452
20,500	Broadcom Class A	784,330
57,800	Brocade Communications Systems	532,338
20,000	CA	577,600
53,300	Cisco Systems	1,344,759
3,800	Corning	74,670
6,300	Dolby Laboratories Class A (1)	281,232
8,700	eBay (1)	459,360
6,700	Ebix	84,152
39,800	EMC	1,166,140
4,800	F5 Networks (1)	540,432
4,000	FactSet Research Systems	480,520
700	Google Class A (1)	405,685
500	Google Class C (1)	285,800
5,000	Harris	341,350
32,900	Hewlett-Packard	1,171,569
64,700	Intel	2,192,683
1,800	InterDigital	79,362
3,900	International Business Machines	747,513
5,000	j2 Global	244,600
6,200	Jack Henry & Associates	361,770
3,200	Kulicke & Soffa Industries (1)	43,584
7,400	Lexmark International Class A	355,422
26,200	Maxim Integrated Products	767,922
53,200	Microsoft	2,296,112
12,000	NetApp	466,080
30,500	Oracle	1,231,895
26,100	Paychex	1,070,361
4,900	Plantronics	230,153
20,400	QUALCOMM	1,503,480
10,100	Rockwell Automation	1,127,766
6,500	SolarWinds (1)	267,410
1,100	Syntel (1)	95,007
16,300	Teradata (1)	687,208
25,500	Texas Instruments	1,179,375
7,900	Western Digital	788,657
		26,521,749
	Materials — 1.1%
2,800	CF Industries Holdings	700,952
6,300	Energizer Holdings	722,988
15,600	FutureFuel	245,856
700	NewMarket	270,900
2,200	Schweitzer-Mauduit International	89,826
2,500	Sigma-Aldrich	251,050
1,500	Terra Nitrogen LP	219,765
4,300	Valmont Industries	626,209
		3,127,546
	Telecommunication Services — 0.6%
35,200	AT&T	1,252,768
8,800	Inteliquent	93,368
8,300	Verizon Communications	418,486
		1,764,622
	Utilities — 0.0%
26,000	Alaska Communications Systems Group (1)	47,840

	Total United States	112,619,099
	TOTAL COMMON STOCK (Cost $265,456,428)	289,859,065

	PREFERRED STOCK — 0.9%

	Brazil — 0.9%
22,000	AES Tiete	182,982
5,720	Itausa - Investimentos Itau	23,926
38,000	Metalurgica Gerdau Class A	268,659
79,800	Vale Class A	1,026,364
93,000	Vale Class B ADR	1,190,400
	TOTAL PREFERRED STOCK (Cost $2,637,361)	2,692,331

	INVESTMENT COMPANY (1) (2) — 0.1%

	Switzerland — 0.1%
2,209	BB Biotech (Cost $300,773)	383,091

	WARRANT (1) — 0.0%
	Hong Kong — 0.0%
4,500	Sun Hung Kai Properties Expires 04/22/16 (Cost $—)	11,311

	TOTAL INVESTMENTS — 99.6% (Cost $268,394,562)*	292,945,798

	OTHER ASSETS LESS LIABILITIES — 0.4%	1,229,760

	NET ASSETS — 100%	$294,175,558

(1)         Denotes non-income producing security.

(2)         Security is fair valued.

(3)         Security considered illiquid. On July 31, 2014, the value of these securities amounted to $91,580, representing 0.0% of the net assets of the Fund.

* At July 31, 2014, the tax basis cost of the Fund’s investments was $268,394,562, and the unrealized appreciation and depreciation were $32,060,043 and $(7,508,807), respectively.

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2014, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Deutsche Bank Securities	8/7/14	AUD	2,681,000	USD	2,515,488	$24,572
Westpac Banking	9/4/14	AUD	2,681,000	USD	2,485,341	(590)
						$23,982

ADR — American Depositary Receipt

AUD — Australian Dollar

GDR — Global Depositary Receipt

LP — Limited Partnership

NASDAQ — National Association of Securities Dealers Automated Quotations

NVDR — Non Voting Depository Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2014 (unaudited)

The following is a summary of the inputs used as of July 31, 2014, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$749,635,912	$—	$—	$749,635,912
Total Investments in Securities	$749,635,912	$—	$—	$749,635,912

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures — Unrealized Depreciation	$(201,599)	$—	$—	$(201,599)
Forwards — Unrealized Appreciation	—	246,663	—	246,663
Forwards — Unrealized Depreciation	—	(11,153)	—	(11,153)
Total Other Financial Instruments	$(201,599)	$235,510	$—	$33,911

Schroder Global Multi-Cap Equity Fund

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Common Stock
Australia	$317,906	$10,551,031	$—	$10,868,937
Austria	740,864	477,329	—	1,218,193
Belgium	—	568,070	—	568,070
Bermuda	2,572,804	172,187	—	2,744,991
Brazil	4,455,137	—	—	4,455,137
British Virgin Islands	—	331,177	—	331,177
Cambodia	—	275,193	—	275,193
Canada	6,974,113	—	—	6,974,113
Cayman Islands	—	393,515	—	393,515
Chile	67,076	—	—	67,076
China	797,240	2,888,619	91,580	3,777,439
Czech Republic	—	616,917	—	616,917
Denmark	—	1,704,711	—	1,704,711
Finland	—	2,775,174	—	2,775,174
France	489,820	4,355,387	—	4,845,207
Gabon	—	156,310	—	156,310
Germany	—	3,085,167	—	3,085,167
Greece	23,346	—	—	23,346
Guernsey	90,680	—	—	90,680
Hong Kong	348,765	11,174,693	—	11,523,458
Indonesia	—	2,351,132	—	2,351,132
Ireland	533,260	183,232	—	716,492
Israel	1,104,312	1,703,164	—	2,807,476
Italy	—	2,358,745	—	2,358,745
Japan	—	29,747,011	—	29,747,011
Kazakhstan	—	512,116	—	512,116
Liechtenstein	10,552	—	—	10,552
Malaysia	117,837	284,915	—	402,752
Mexico	400,095	—	—	400,095
Netherlands	1,581,529	970,913	—	2,552,442
Norway	—	3,719,339	—	3,719,339
Panama	971,968	—	—	971,968
Peru	311,486	—	—	311,486
Philippines	—	119,908	—	119,908
Poland	—	1,957,626	—	1,957,626
Portugal	—	111,732	—	111,732
Puerto Rico	79,488	—	—	79,488

	Level 1	Level 2	Level 3 (4)	Total
Investments in Securities (3)
Common Stock
Russia	$2,064,385	$1,536,450	$—	$3,600,835
Singapore	55,767	725,461	—	781,228
South Africa	190,326	8,054,482	—	8,244,808
South Korea	—	5,753,216	—	5,753,216
Spain	—	590,033	—	590,033
Sweden	837,094	2,609,534	—	3,446,628
Switzerland	1,939,951	3,579,606	—	5,519,557
Taiwan	—	3,792,453	—	3,792,453
Thailand	81,351	3,330,578	—	3,411,929
Turkey	—	1,668,428	—	1,668,428
United Kingdom	1,969,994	32,835,686	—	34,805,680
United States
Consumer Discretionary	8,604,074	—	—	8,604,074
Consumer Staples	6,495,980	—	—	6,495,980
Energy	9,916,982	—	—	9,916,982
Financials	15,297,589	—	—	15,297,589
Healthcare	25,673,312	—	—	25,673,312
Industrials	15,169,405	—	—	15,169,405
Information Technology	26,521,749	—	—	26,521,749
Materials	3,127,546	—	—	3,127,546
Telecommunication Services	1,764,622	—	—	1,764,622
Utilities	47,840	—	—	47,840
Total Common Stock	$141,746,245	$148,021,240	$91,580	$289,859,065

Preferred Stock
Brazil	2,692,331	—	—	2,692,331
Total Preferred Stock	2,692,331	—	—	2,692,331

Investment Company
Switzerland	—	383,091	—	383,091
Total Investment Company	—	383,091	—	383,091

Warrant
Hong Kong	11,311	—	—	11,311
Total Warrant	11,311	—	—	11,311

Total Investments in Securities	$144,449,887	$148,404,331	$91,580	$292,945,798

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$24,572	$—	$24,572
Forwards — Unrealized Depreciation	—	(590)	—	(590)
Total Other Financial Instruments	$—	$23,982	$—	$23,982

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

(3)         Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2014, the Fund had securities with a total value of $148,404,331 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the New York Stock Exchange. Additionally, the Fund had a security with a total value of $91,580 transfer from Level 1 to Level 3. The change occurred due to a halt in trading of this security.

(4)         A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

Item 2.  Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2013 through July 31, 2014 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2014

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2014

*     Print the name and title of each signing officer under his or her signature.